Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments (Details) [Line Items]
Revenue percentage	29.00%
Overdue receivables	$ 0	$ 1,056,393
Active customers, description	More than 50% of the Company’s customers have been active with the Company for over four years
Allowance for doubtful accounts	$ 0	$ 1,056,393
Customer One [Member]
Financial Instruments (Details) [Line Items]
Revenue percentage	14.00%	28.00%